Simpson Thacher & Bartlett LLP

425 LEXINGTON AVENUE

NEW YORK, NY 10017

TELEPHONE: +1-212-455-2000 FACSIMILE: +1-212-455-2502
Direct Dial Number +1 (212) 455-3810	E-mail Address david.howe@stblaw.com

VIA EDGAR	August 20, 2025

Re:	StepStone Private Markets

Securities Act File No. 333-289717

Investment Company Act File No. 811-23480

Post-Effective Amendment No. 1

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

To Whom It May Concern:

On behalf of StepStone Private Markets (the “Fund”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). The Amendment is being filed pursuant to Rule 486(a) under the Securities Act to reflect Class R Shares, a new share class of the Fund. It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 486(a) under the Securities Act.

The Fund hereby requests a selective review of the Amendment by the staff of the Securities and Exchange Commission (the “Staff”). See ADI 2018-06 (June 12, 2028), IM Guidance Update 2016-06 (Dec. 2016) and Investment Company Act Release No. 13768 (Feb. 15, 1984), 49 FR 6708 (Feb. 23, 1984). The Fund previously filed a post-effective amendment to its Registration Statement pursuant to Rule 486(a) under the Securities Act on May 30, 2025 in connection with a change to the Fund’s investment objective (the “May 2025 486A Filing”). The Fund responded to the Staff’s comments to the May 2025 486A Filing in correspondence filed on July 25, 2025 and addressed the Staff’s comments in a post-effective amendment to its Registration Statement filed pursuant to Rule 486(b) under the Securities Act on July 29, 2025 (the “July 2025 486B Filing”). The Fund filed a subsequent post-effective amendment to its Registration Statement pursuant to Rule 486(b) on August 19, 2025 to register additional common shares (the “August 2025 N-2 Filing”). The Amendment is substantially the same as the July 2025 486B Filing and August 2025 N-2 Filing, except with respect to the addition of Class R Shares. The terms of Class R Shares of the Fund are identical to those of Class S Shares currently offered by the Fund, except that Class R Shares will not be charged a sales load.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 455-3810.

BEIJING BOSTON BRUSSELS HONG KONG HOUSTON LONDON LOS ANGELES LUXEMBOURG PALO ALTO SÃO PAULO TOKYO WASHINGTON, D. C.

Simpson Thacher & Bartlett LLP

Very truly yours,

/s/ David C. Howe

cc:	Ryan P. Brizek, Esq.

Bissie K. Bonner, Esq.

Anna Sheu, Esq.

Jack Malich, Esq.